Basis of Presentation and Recent Accounting Standards - Additional Information (Detail)	3 Months Ended	12 Months Ended
	Mar. 31, 2021 USD ($)	Dec. 31, 2020 USD ($) Segment	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Sep. 30, 2020 USD ($)	Mar. 31, 2020 USD ($)	Jan. 01, 2020 USD ($)	Jan. 01, 2018 USD ($)
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect adjustment of the accumulated deficit	$ (5,808,835)	$ (13,612,039)			$ (8,811,802)
Minimum
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating Lease term		7 years
Maximum
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating Lease term		10 years
Cumulative Effect, Period of Adoption, Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect of accounting adjustment								$ (400,000)
Wilco Holdco Inc
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Number of reportable segment	1	1
Number of operating segment	1	1
Deferred debt issuance costs		$ 3,000,000	$ 2,700,000	$ 2,700,000
Debt issuance discounts		$ 1,000,000	500,000	800,000
Noncontrolling interest, description		The consolidated financial statements include all assets, liabilities, revenues and expenses of less-than-100%-owned affiliates where the Company has a controlling financial investment.
Cumulative effect of accounting adjustment	$ 880,789,000	$ 901,117,000	904,919,000	898,026,000		$ 895,614,000		$ 942,764,000
Operating lease ROU assets	255,336,000	258,227,000					$ 263,200,000
Operating lease liabilities	298,347,000	306,385,000					306,400,000
Cumulative effect adjustment of the accumulated deficit	$ (87,931,000)	(68,804,000)	(63,028,000)
Wilco Holdco Inc | Clinic operating costs
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Advertising costs		2,300,000	4,600,000	4,300,000
Wilco Holdco Inc | Selling, general and administrative expenses
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Advertising costs		$ 4,800,000	$ 6,900,000	$ 7,600,000
Wilco Holdco Inc | Cumulative Effect, Period of Adoption, Adjusted Balance [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect adjustment of the accumulated deficit							$ 400,000